PP&E	12 Months Ended
Dec. 31, 2022
PP&E
PP&E

NOTE 9 – PP&E

	As of December 31,
	2022	2021
PP&E	802,644	891,214
Allowance for obsolescence and impairment of materials	(9,079)	(9,203)
Impairment allowance of PP&E	(771)	(3,155)
	792,794	878,856

Details on the nature and movements of PP&E as of December 31, 2022 are as follows:

	Gross						Gross
	value as						value as
	of			Currency			of
	December 31,	Incorporation		translation	Transfers and		December 31,
	2021	by acquisition	CAPEX	adjustments	reclassifications	Decreases	2022
Real estate	144,158	—	354	(1,159)	34	(23)	143,364
Switching equipment	44,258	—	2,200	(3,678)	10,900	(88)	53,592
Fixed network and transportation	651,381	574	22,939	(3,534)	30,857	(26,104)	676,113
Mobile network access	135,212	—	53	(4,410)	12,486	(492)	142,849
Tower and pole	37,608	—	—	(1,157)	1,344	(184)	37,611
Power equipment and Installations	50,985	22	1,266	(1,642)	7,068	(19)	57,680
Computer equipment	221,535	—	21,407	(5,592)	5,556	(1,513)	241,393
Goods lent to customers at no cost	79,397	104	4,218	(2,108)	14,287	(30,495)	65,403
Vehicles	19,169	—	3,045	(129)	—	(302)	21,783
Machinery, diverse equipment and tools	27,338	5	127	(486)	248	—	27,232
Other	8,639	3	826	(88)	683	—	10,063
Construction in progress	76,295	—	24,702	(332)	(41,324)	(498)	58,843
Materials	88,995	75	38,934	(418)	(45,623)	19	81,982
Total	1,584,970	783	120,071	(24,733)	(3,484)	(59,699)	1,617,908

	Accumulated					Accumulated
	depreciation					depreciation	Net carrying
	as of			Currency	Decrease	as of	value as of
	December 31,	Incorporation		translation	and	December 31,	December 31,
	2021	by acquisition	Depreciation	adjustments	reclassifications	2022	2022
Real estate	(24,565)	—	(5,908)	849	778	(28,846)	114,518
Switching equipment	(29,178)	—	(9,627)	3,111	85	(35,609)	17,983
Fixed network and transportation	(323,855)	(166)	(76,355)	2,281	26,090	(372,005)	304,108
Mobile network access	(75,482)	—	(21,602)	2,905	427	(93,752)	49,097
Tower and pole	(15,138)	—	(2,679)	726	83	(17,008)	20,603
Power equipment and Installations	(25,652)	(7)	(5,885)	1,015	14	(30,515)	27,165
Computer equipment	(130,284)	—	(41,574)	4,838	1,502	(165,518)	75,875
Goods lent to customers at no cost	(27,268)	(11)	(31,233)	1,438	30,495	(26,579)	38,824
Vehicles	(15,447)	—	(1,735)	95	289	(16,798)	4,985
Machinery, diverse equipment and tools	(22,717)	(1)	(927)	366	—	(23,279)	3,953
Other	(4,170)	—	(1,263)	78	—	(5,355)	4,708
Construction in progress	—	—	—	—	—	—	58,843
Materials	—	—	—	—	—	—	81,982
Total	(693,756)	(185)	(198,788)	17,702	59,763	(815,264)	802,644

Details on the nature and movements of PP&E as of December 31, 2021 are as follows:

	Gross					Gross
	value as					value as
	of		Currency			of
	December 31,		translation	Transfers and		December 31,
	2020	CAPEX	adjustments	reclassifications	Decreases	2021
Real estate	148,256	25	(1,030)	3,633	(6,726)	144,158
Switching equipment	35,995	1,225	(3,323)	10,482	(121)	44,258
Fixed network and transportation	624,656	25,082	(5,575)	43,229	(36,011)	651,381
Mobile network access	128,291	39	(4,075)	12,021	(1,064)	135,212
Tower and pole	36,770	—	(1,145)	2,355	(372)	37,608
Power equipment and Installations	48,356	1,126	(1,395)	2,912	(14)	50,985
Computer equipment	176,316	10,749	(5,061)	39,788	(257)	221,535
Goods lent to customers at no cost	85,599	4,954	(1,572)	24,608	(34,192)	79,397
Vehicles	19,290	253	(117)	45	(302)	19,169
Machinery, diverse equipment and tools	27,451	150	(440)	185	(8)	27,338
Other	6,016	259	(166)	2,530	—	8,639
Construction in progress	113,859	43,542	(557)	(79,776)	(773)	76,295
Materials	79,066	72,849	(894)	(62,012)	(14)	88,995
Total	1,529,921	160,253	(25,350)	—	(79,854)	1,584,970

	Accumulated				Accumulated
	depreciation				depreciation	Net carrying
	as of		Currency	Decrease	as of	value as of
	December 31,		translation	and	December 31,	December 31,
	2020	Depreciation	adjustments	reclassifications	2021	2021
Real estate	(25,064)	(6,322)	662	6,159	(24,565)	119,593
Switching equipment	(23,107)	(8,900)	2,710	119	(29,178)	15,080
Fixed network and transportation	(277,336)	(85,559)	3,537	35,503	(323,855)	327,526
Mobile network access	(56,349)	(22,319)	2,419	767	(75,482)	59,730
Tower and pole	(13,033)	(2,826)	600	121	(15,138)	22,470
Power equipment and Installations	(20,315)	(6,068)	721	10	(25,652)	25,333
Computer equipment	(99,008)	(35,657)	4,124	257	(130,284)	91,251
Goods lent to customers at no cost	(23,416)	(39,185)	1,143	34,190	(27,268)	52,129
Vehicles	(13,951)	(1,839)	78	265	(15,447)	3,722
Machinery, diverse equipment and tools	(21,599)	(1,416)	253	45	(22,717)	4,621
Other	(3,284)	(1,030)	144	—	(4,170)	4,469
Construction in progress	—	—	—	—	—	76,295
Materials	—	—	—	—	—	88,995
Total	(576,462)	(211,121)	16,391	77,436	(693,756)	891,214

Movements in the valuation allowance for obsolescence and impairment of materials are as follows:

	Years ended December 31,
	2022	2021
At the beginning of the year	(9,203)	(7,656)
(Increases)/ uses	104	(1,590)
Currency translation adjustments	20	43
At the end of the year	(9,079)	(9,203)

Movements in the impairment of PP&E are as follows:

	Years ended December 31,
	2022	2021
At the beginning of the year	(3,155)	(2,388)
(Increases)/ uses	2,384	(767)
At the end of the year	(771)	(3,155)